Long-Term Debt - Summary of Aggregate Maturities of Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2012
Debt Disclosure [Abstract]
2015	$ 1,117.5
2016	73.6
2017	73.3
2018	73.2
2019	73.9
Thereafter	8,741.2
Total	$ 10,152.7	$ 61.1